Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]
Long-Term Debt

In February 2004, we issued $200 million principal of senior notes due February 2014 (the “Senior Notes”). The Senior Notes
accrue interest at an effective yield of 5.55% and bear a coupon of 5.5%, payable semiannually. At the time we issued the Senior Notes, we capitalized $2.1 million of debt issuance costs, which we are amortizing over the term of the Senior Notes. During 2009, we repurchased $5.0 million of our debt, bringing the outstanding principal to $195.0 million. We calculated the December 31, 2011 fair value of $207.2 million using a 210 basis point spread to the three-year U.S. Treasury Note of 0.355%.

We paid interest on long-term debt of $10.7 million, $10.7 million and $11.0 million for the twelve months ended December 31, 2011, 2010 and 2009, respectively.

In August 2011, we renewed our agreement for a $50 million three-year revolving credit facility (the “Credit Agreement”) that requires us to meet certain financial and other covenants. We are currently in compliance with all covenants under the Credit
Agreement. At December 31, 2011, there were no borrowings outstanding under the Credit Agreement.